Submission	Mar. 11, 2025
Submission [Line Items]
Central Index Key	0001289490
Registrant Name	Extra Space Storage Inc.
Registration File Number	333-278690
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES